UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Symons Capital Management, Inc.
Address: 250 Mt. Lebanon Blvd., Suite 301
Pittsburgh, PA 15234

13F File Number: 28-07040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Colin Symons
Title:  Chief Investment Officer
Phone:  412-344-7690

Signature,  Place, and Date of Signing:
Colin Symons  Pittsburgh, PA  February 10, 2004

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  41
Form 13F Information Table Value Total:  $103,681
List of Other Included Managers:
No. 13F File Number  Name

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    FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO	COM	88579Y101	340	4000	SH		SOLE		4000
A T & T WIRELESS SVCS	COM	00209A106	467	58450	SH		SOLE		38500		19950
ABITIBI CONS INC	COM	003924107	321	39610	SH		SOLE		23830		15780
ALTRIA GROUP INC	COM	718154107	217	4000	SH		SOLE		4000
APACHE CORP	COM	037411105	498	6144	SH		SOLE		3615		2529
AQUA AMERICA INC	COM	03836W103	4387	198488	SH		SOLE		189677		8811
BANK OF AMERICA CORP	COM	060505104	3194	39710	SH		SOLE		37970		1740
BARNES & NOBLE INC	COM	067774109	7561	230180	SH		SOLE		219490		10690
BRISTOL-MEYERS SQUIBB CO	COM	110122108	4182	146220	SH		SOLE		139720		6500
CADBURY SCHWEPPES ADR	COM	127209302	479	16030	SH		SOLE		10530		5500
CAESARS ENTMT INC	COM	127687101	466	43010	SH		SOLE		27270		15740
CHOICE HOTELS INTL NEW	COM	169905106	609	17290	SH		SOLE		10290		7000
DEVON ENERGY CORP NEW	COM	25179M103	5422	94690	SH		SOLE		90260		4430
DISNEY WALT HLDG CO	COM	254687106	5230	224158	SH		SOLE		214608		9550
EASTMAN KODAK COMPANY	COM	277461109	3524	137290	SH		SOLE		130850		6440
FISHR SCIENTIFIC INTL NEW	COM	338032204	5873	141960	SH		SOLE		135700		6260
GENERAL MILLS INC	COM	370334104	3303	72910	SH		SOLE		70560		2350
GOODYEAR TIRE & RUBBER	COM	382550101	5123	651770	SH		SOLE		620970		30800
GUIDANT CORP	COM	401698105	669	11120	SH		SOLE		6810		4310
HALLIBURTON CO HLDG CO	COM	406216101	316	12150	SH		SOLE		7480		4670
HASBRO INC	COM	418056107	6755	317450	SH		SOLE		302100		15350
HOST MARIOTT CORP REIT	COM	44107P104	5945	482560	SH		SOLE		464110		18450
JOHNSON & JOHNSON	COM	478160104	3778	73139	SH		SOLE		69759		3380
KEYCORP INC NEW	COM	493267108	284	9680	SH		SOLE		5820		3860
KIMBERLY CLARK CORP	COM	494368103	520	8800	SH		SOLE		5610		3190
KONINKLIJKE AHOLD NV ADR NEW	COM	500467303	1838	236897	SH		SOLE		225177		11720
KRAFT FOODS INC	COM	50075N104	4386	136130	SH		SOLE		129840		6290
LEGGETT & PLATT INC	COM	524660107	399	18450	SH		SOLE		12070		6380
LINENS'N THINGS	COM	535679104	5740	190810	SH		SOLE		181620		9190
MATTEL INCORPORATED	COM	577081102	440	22810	SH		SOLE		15220		7590
MC DONALDS CORP	COM	580135101	452	18370	SH		SOLE		12070		6300
MERCK & CO	COM	589331107	314	6800	SH		SOLE		6800
NEWELL RUBBERMAID INC	COM	651229106	3755	164900	SH		SOLE		157650		7250
PENNEY J C CO INC	COM	708160106	558	21230	SH		SOLE		13850		7380
PEPSICO INC	COM	713448108	498	10690	SH		SOLE		6690		4000
RAYTHEON COMPANY NEW	COM	755111507	262	8730	SH		SOLE		5730		3000
SCHOLASTIC CORP	COM	807066105	514	15090	SH		SOLE		9990		5100
SMITHFIELD FOODS INC	COM	832248108	5189	250690	SH		SOLE		239880		10810
SUNOCO INC	COM	86764P109	4672	91345	SH		SOLE		87035		4310
TOYS R US INC HOLDING CO	COM	892335100	510	40370	SH		SOLE		26290		14080
WEIGHT WATCHER INTLINC NEW	COM	948626106	4691	122260	SH		SOLE		116630		5630

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